Indebtedness - Debt Outstanding Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Debt Instrument [Line Items]
2015	$ 7,926
2016	216
2017	102
2018	10
2019	106,790
Total	115,044
Notes Payable [Member]
Debt Instrument [Line Items]
2015	7,798
Total	7,798
Convertible Notes [Member]
Debt Instrument [Line Items]
2019	106,782
Total	106,782
Capitalized Lease Obligations [Member]
Debt Instrument [Line Items]
2015	128
2016	216
2017	102
2018	10
2019	8
Total	$ 464